SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS AND SUMMARY PROSPECTUSES
                              DATED MAY 3, 2021
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE SEPARATE ACCOUNT
                     Polaris Advisory Variable Annuity
                    Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity

                      VARIABLE ANNUITY ACCOUNT SEVEN
                Polaris Platinum O-Series Variable Annuity

         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum III Variable Annuity
                 Polaris Preferred Solution Variable Annuity
                   Polaris Platinum O-Series Variable Annuity

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                        VALIC SEPARATE ACCOUNT A
                  Polaris Platinum Elite Variable Annuity
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This Supplement updates certain information in the Appendix A - Underlying
Funds Available Under the Contract in the most recent Prospectus, Updating Summary Prospectus, and if applicable, Initial Summary Prospectus (collectively, the "Prospectus").

Effective on or about August 9, 2021, the SA Franklin Tactical Opportunities Portfolio (the "Fund") changed its subadvisor from QS Investors, LLC to Franklin Advisers, Inc.

Additional information regarding the Fund, including the Fund Prospectus, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.



Dated:  August 9, 2021





                Please keep this Supplement with your Prospectus.